Document and Entity Information	Dec. 31, 2023
Details
Registrant CIK	0000797564
Fiscal Year End	--12-31
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Soliciting Material	false
Written Communications	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Document Type	8-K
Document Period End Date	May 03, 2024
Entity Registrant Name	HST Global, Inc.
Entity Incorporation, State or Country Code	NV
Securities Act File Number	000-15303
Entity Tax Identification Number	73-1215433
Entity Address, Address Line One	415 Scotland Street
Entity Address, City or Town	Williamsburg
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23184
City Area Code	800
Local Phone Number	961-4750
Amendment Flag	false